Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll related expenses	¥ 94,553	¥ 114,080
Accrued advertising and marketing expenses	143,313	175,250
Accrued storage and transportation fees	27,879	23,738
Accrued leasehold improvement costs	9,141	13,811
Other taxes payable	24,115	17,551
Payable related to repurchase of ordinary shares	94,701	442
Others	66,441	46,345
Accrued expenses and other liabilities	¥ 460,143	¥ 391,217